Long-Term Debt - Summary of borrowings (Parenthetical) (Detail)	Dec. 31, 2023 USD ($)
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000,000
Secured Term Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	130,000,000
Senior Secured Notes Maturing on October 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 625,000,000